Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,279,125	$ 1,277,132	$ 1,247,700
Decreases (increases) in the Bank's before-tax annual earnings	71	59		$ 39
The unrealized foreign currency translation losses	325	316		$ 331
Derivative liabilities transferred into Level 3	0	0
Derivative liabilities transferred out of Level 3	0	0
Other foreign governments debt [member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset transferred out of Level 3			120
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one	67	247	3,966
Liabilities transferred out of level one into level two	312	136	89
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	1,143	909	9,837
Assets transferred out of level one into level two	1,546	496	798
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	612	459	6,265
Assets transferred out of level one into level two	505	512	235
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	210,123
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	1,069,002
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	511,371	459,461	450,056
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	123,163	117,000	111,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	65,000	$ 67,000	$ 63,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 388,208
Percentage of residential mortgage portfolio insured	27.00%	27.00%	28.00%
Percentage of residential mortgage portfolio uninsured to average loan value	53.00%	52.00%	49.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio	80.00%